UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2016

Date of reporting period: 08/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (98.51%)
Agriculture, Foods, & Beverage (12.09%)
Archer-Daniels-Midland Co.	3,477,500	$152,175,400
Coca-Cola Co., The	2,054,600	89,231,278
Kellogg Co.	930,000	76,455,300
McCormick & Company Inc.	428,600	43,700,056
Nestle SA ADR	1,175,800	93,476,100
PepsiCo Inc.	641,400	68,469,450

		523,507,584

Banks (5.10%)
M&T Bank Corp.	213,400	25,251,622
Northern Trust Corp.	422,700	29,838,393
U.S. Bancorp	710,821	31,382,747
Wells Fargo & Co.	2,643,100	134,269,480

		220,742,242

Building Materials & Construction (2.73%)
Vulcan Materials Co.	1,039,200	118,333,704

Chemicals (5.40%)
Air Products & Chemicals Inc.	830,000	129,164,600
Croda International PLC	24,910	1,082,611
E.I. du Pont de Nemours & Co.	229,200	15,952,320
International Flavors & Fragrances Inc.	525,000	72,754,500
Novozymes A/S B Shares	344,484	14,936,924

		233,890,955

Computer Software & Services (2.97%)
Alphabet Inc. Class A (a)	112,635	88,964,755
Alphabet Inc. Class C (a)	5,916	4,537,868
Automatic Data Processing Inc.	109,900	9,870,119
CDK Global Inc.	36,633	2,123,981
Facebook Inc. Class A (a)	82,675	10,426,971
SAP SE	144,800	12,720,521

		128,644,215

Computers (5.28%)
Apple Inc.	1,287,217	136,573,724
International Business Machines Corp.	580,000	92,150,400

		228,724,124

Consumer & Marketing (6.75%)
AptarGroup Inc.	677,405	52,824,042
Colgate-Palmolive Co.	872,600	64,869,084
Procter & Gamble Co., The	1,765,155	154,115,683
Unilever NV New York Shares	451,152	20,802,619

		292,611,428

Electronic/Electrical Manufacturing (5.16%)
Emerson Electric Co.	729,400	38,424,792
General Electric Co.	3,744,419	116,975,650
Keysight Technolgies Inc. (a)	274,035	8,338,885
Linear Technology Corp.	1,023,400	59,602,816

		223,342,143

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.84%)
Berkshire Hathaway Inc. Class A (a)	162	$36,573,120
Berkshire Hathaway Inc. Class B (a)	143	21,520

		36,594,640

Health Care (16.04%)
Abbott Laboratories	847,500	35,611,950
AbbVie Inc.	847,500	54,324,750
Agilent Technologies Inc.	548,071	25,748,376
Amgen Inc.	159,250	27,082,055
Celgene Corp. (a)	61,800	6,596,532
Eli Lilly and Co.	997,000	77,516,750
Johnson & Johnson	2,481,600	296,154,144
Merck & Co. Inc.	296,750	18,632,932
Novo Nordisk A/S Sponsored ADR	357,416	16,698,476
Pfizer Inc.	2,239,031	77,918,279
Roche Holding AG Sponsored ADR	732,281	22,371,185
Zoetis Inc.	705,696	36,061,066

		694,716,495

Machinery & Manufacturing (9.82%)
3M Co.	564,000	101,091,359
ASML Holding NV NY Reg. Shares	364,933	38,883,611
Caterpillar Inc.	1,162,621	95,276,791
Deere & Co.	42,900	3,627,195
Donaldson Company Inc.	765,513	28,745,013
HNI Corp.	1,439,200	80,364,928
Illinois Tool Works Inc.	652,500	77,549,625

		425,538,522

Media & Broadcasting (5.95%)
Walt Disney Co., The	2,728,640	257,747,334

Mining & Metals (1.87%)
BHP Billiton PLC	941,859	12,241,706
Nucor Corp.	531,200	25,768,512
Rio Tinto PLC	476,280	14,389,433
Rio Tinto PLC ADR	907,200	27,370,224
South32 Ltd. (a)	941,859	1,360,327

		81,130,202

Oil & Gas (11.12%)
Chevron Corp.	1,060,000	106,614,800
Devon Energy Corp.	212,204	9,194,799
Dril-Quip Inc. (a)	16,100	894,677
Exxon Mobil Corp.	2,615,200	227,888,528
Imperial Oil Ltd.	25,300	770,638
Noble Energy Inc.	89,300	3,079,064
Royal Dutch Shell PLC ADR Class A	456,900	22,342,410
Royal Dutch Shell PLC Class B	2,037,807	51,960,940
Schlumberger Ltd.	564,642	44,606,718
Spectra Energy Corp.	399,950	14,246,219

		481,598,793

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (2.21%)
Wal-Mart Stores Inc.	1,339,100	$95,665,304

Telecom & Telecom Equipment (3.45%)
AT&T Inc.	2,140,534	87,505,030
Corning Inc.	1,284,600	29,147,574
Verizon Communications Inc.	624,900	32,701,017

		149,353,621

Transportation (1.17%)
GATX Corp.	190,700	8,362,195
Union Pacific Corp.	442,075	42,231,425

		50,593,620

Utilities & Energy (0.56%)
Duke Energy Corp.	306,966	24,452,912

Total Common Stocks
(cost $1,575,898,385)		4,267,187,838

TOTAL INVESTMENTS (98.51%)
(cost $1,575,898,385)		4,267,187,838
CASH AND OTHER ASSETS, NET OF LIABILITIES (1.49%)		64,711,191

NET ASSETS (100.00%)		$4,331,899,029

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (60.21%)
Agriculture, Foods, & Beverage (6.92%)
Archer-Daniels-Midland Co.	940,561	$41,158,948
Campbell Soup Co.	26,000	1,578,720
Coca-Cola Co., The	410,000	17,806,300
Kellogg Co.	310,000	25,485,100
Nestle SA ADR	319,174	25,374,333
PepsiCo Inc.	110,100	11,753,175

		123,156,576

Banks (3.48%)
M&T Bank Corp.	58,300	6,898,639
Northern Trust Corp.	104,700	7,390,773
U.S. Bancorp	218,145	9,631,102
Wells Fargo & Co.	747,600	37,978,080

		61,898,594

Building Materials & Construction (1.03%)
Vulcan Materials Co.	160,200	18,241,974

Chemicals (3.97%)
Air Products & Chemicals Inc.	230,000	35,792,600
Dow Chemical Co., The	69,000	3,701,160
E.I. du Pont de Nemours & Co.	132,105	9,194,508
International Flavors & Fragrances Inc.	120,000	16,629,600
Novozymes A/S B Shares	124,350	5,391,851

		70,709,719

Computer Software & Services (2.68%)
Alphabet Inc. Class A (a)	36,687	28,977,227
Alphabet Inc. Class C (a)	3,559	2,729,931
Automatic Data Processing Inc.	47,400	4,256,994
CDK Global Inc.	15,800	916,084
Facebook Inc. Class A (a)	49,575	6,252,399
SAP SE	52,800	4,638,422

		47,771,057

Computers (3.25%)
Apple Inc.	318,176	33,758,474
International Business Machines Corp.	152,100	24,165,648

		57,924,122

Consumer & Marketing (3.98%)
AptarGroup Inc.	134,100	10,457,118
Colgate-Palmolive Co.	80,000	5,947,200
Procter & Gamble Co., The	477,700	41,707,987
Unilever NV New York Shares	276,106	12,731,248

		70,843,553

Electronic/Electrical Manufacturing (2.24%)
Emerson Electric Co.	98,600	5,194,248
General Electric Co.	796,300	24,876,412
Keysight Technolgies Inc. (a)	71,893	2,187,704
Linear Technology Corp.	130,100	7,577,024

		39,835,388

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.44%)
Berkshire Hathaway Inc. Class A (a)	34	$7,675,840
Berkshire Hathaway Inc. Class B (a)	533	80,211

		7,756,051

Health Care (8.72%)
Abbott Laboratories	146,675	6,163,284
AbbVie Inc.	92,000	5,897,200
Agilent Technologies Inc.	143,787	6,755,113
Amgen Inc.	70,750	12,031,745
Eli Lilly and Co.	212,000	16,483,000
Johnson & Johnson	417,700	49,848,318
Medtronic PLC	21,600	1,879,848
Merck & Co. Inc.	103,200	6,479,928
Novo Nordisk A/S Sponsored ADR	153,404	7,167,035
Pfizer Inc.	728,140	25,339,272
Roche Holding AG Sponsored ADR	179,815	5,493,348
Zoetis Inc.	229,495	11,727,194

		155,265,285

Machinery & Manufacturing (5.26%)
3M Co.	124,600	22,333,304
ASML Holding NV NY Reg. Shares	82,440	8,783,982
Caterpillar Inc.	262,400	21,503,680
Deere & Co.	72,202	6,104,679
Donaldson Company Inc.	279,017	10,477,088
HNI Corp.	160,000	8,934,400
Illinois Tool Works Inc.	130,600	15,521,810

		93,658,943

Media & Broadcasting (5.67%)
Lee Enterprises Inc. (a)	84,000	234,360
Walt Disney Co., The	1,065,995	100,693,888

		100,928,248

Mining & Metals (2.15%)
BHP Billiton PLC	169,900	2,208,256
Newmont Mining Corp.	29,200	1,116,608
Nucor Corp.	436,800	21,189,168
Rio Tinto PLC	153,825	4,647,381
Rio Tinto PLC ADR	293,000	8,839,810
South32 Ltd. (a)	169,900	245,387

		38,246,610

Oil & Gas (6.28%)
Chevron Corp.	288,000	28,967,040
Devon Energy Corp.	76,170	3,300,446
Exxon Mobil Corp.	512,400	44,650,536
Noble Energy Inc.	39,800	1,372,304
Royal Dutch Shell PLC ADR Class A	216,400	10,581,960
Royal Dutch Shell PLC Class B	163,579	4,171,013
Schlumberger Ltd.	201,727	15,936,433
Spectra Energy Corp.	79,650	2,837,133

		111,816,865

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.11%)
Wal-Mart Stores Inc.	276,700	$19,767,448

Telecom & Telecom Equipment (2.03%)
AT&T Inc.	533,359	21,803,716
Corning Inc.	372,300	8,447,487
Verizon Communications Inc.	112,490	5,886,602

		36,137,805

Transportation (0.68%)
GATX Corp.	68,200	2,990,570
Union Pacific Corp.	95,035	9,078,694

		12,069,264

Utilities & Energy (0.32%)
Duke Energy Corp.	72,333	5,762,047

Total Common Stocks
(cost $415,972,855)		1,071,789,549

	Principal amount	Value
Corporate Bonds (23.10%)
Aerospace/Defense (0.65%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$1,026,176
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	1,020,243
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,069,542
Boeing Co.
2.350%, 10/30/2021	1,000,000	1,035,792
2.850%, 10/30/2024	1,000,000	1,055,050
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,077,033
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,037,284
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,077,235
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	1,063,269
Lockheed Martin Corp.
3.550%, 01/15/2026	1,000,000	1,086,745
Boeing Co.
2.250%, 06/15/2026	500,000	502,018
General Dynamics Corp.
2.125%, 08/15/2026	500,000	494,161

		11,544,548

Agriculture, Foods, & Beverage (1.65%)
Hershey Co.
5.450%, 09/01/2016	500,000	500,000
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,048,762

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Sysco Corp.
5.250%, 02/12/2018	$1,000,000	$1,052,363
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,067,279
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,038,500
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,191,794
PepsiCo Inc.
2.750%, 03/05/2022	1,000,000	1,049,929
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,049,229
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,044,865
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,014,992
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,024,388
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,025,068
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,055,537
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	2,072,390
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,343,112
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,104,135
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,098,381
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,098,541
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,078,002
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,106,268
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,069,869
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,053,818
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,054,128
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	514,162
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,047,833
Hershey Co.
2.300%, 08/15/2026	1,000,000	996,993
Coca-Cola Co., The
2.250%, 09/01/2026	500,000	500,153

		29,300,491

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (0.67%)
American Honda Finance Corp.
2.125%, 10/10/2018	$500,000	$509,888
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,016,205
2.100%, 01/17/2019	500,000	509,591
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	509,528
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	1,034,384
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,147,660
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	1,012,527
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,046,501
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	1,004,930
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	498,829
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,071,594
2.625%, 01/10/2023	1,000,000	1,035,279
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	518,691

		11,915,607

Banks (1.09%)
Bank of America NA
5.300%, 03/15/2017	500,000	510,584
Wachovia Corp.
5.750%, 06/15/2017	750,000	776,370
Wachovia Bank NA
6.000%, 11/15/2017	500,000	527,050
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	527,616
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,017,613
U.S. Bancorp
1.950%, 11/15/2018	1,000,000	1,015,459
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	508,643
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,017,979
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,036,270
PNC Bank NA
2.450%, 11/05/2020	500,000	513,119
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,044,926
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	1,011,761
PNC Bank NA
2.150%, 04/29/2021	1,000,000	1,014,239
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,057,816

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
3.700%, 01/30/2024	$500,000	$550,448
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,096,147
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,073,757
PNC Bank NA
3.250%, 06/01/2025	500,000	532,162
State Street Corp.
3.550%, 08/18/2025	500,000	546,755
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	1,025,985
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	516,012
State Street Corp.
2.650%, 05/19/2026	1,000,000	1,024,340
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	990,029
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	499,322

		19,434,402

Chemicals (0.45%)
Monsanto Co.
1.850%, 11/15/2018	500,000	502,668
Praxair Inc.
2.450%, 02/15/2022	2,000,000	2,052,994
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,296,031
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	1,028,860
Praxair Inc.
2.700%, 02/21/2023	1,000,000	1,032,207
Monsanto Co.
2.850%, 04/15/2025	1,000,000	1,004,606
Praxair Inc.
3.200%, 01/30/2026	1,000,000	1,078,178

		7,995,544

Commercial Service/Supply (0.15%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	521,578
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,130,466

		2,652,044

Computer Software & Services (1.14%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,027,477
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	517,220
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,218,046
2.125%, 11/15/2022	2,000,000	2,026,864

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Intel Corp.
2.700%, 12/15/2022	$2,000,000	$2,093,008
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	1,026,745
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	3,023,541
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,090,444
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,101,024
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,114,087
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,092,704
Intel Corp.
2.600%, 05/19/2026	1,000,000	1,027,129
Oracle Corp.
2.650%, 07/15/2026	1,000,000	1,009,191
Microsoft Corp.
2.400%, 08/08/2026	1,000,000	1,005,303
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	986,883

		20,359,666

Computers (0.34%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,048,079
1.875%, 05/15/2019	3,000,000	3,054,696
1.625%, 05/15/2020	2,000,000	2,015,720

		6,118,495

Consumer & Marketing (1.24%)
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,569,933
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,024,319
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	510,139
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,342,531
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	501,800
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,035,936
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	2,075,008
1.950%, 02/01/2023	1,000,000	1,003,633
2.100%, 05/01/2023	2,000,000	2,048,732
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,543,878
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	1,033,847

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Procter & Gamble Co., The
3.100%, 08/15/2023	$2,000,000	$2,163,200
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,078,546
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,073,791
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	527,560
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,043,632
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	490,693

		22,067,178

Electronic/Electrical Manufacturing (0.48%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,043,715
5.250%, 10/15/2018	500,000	542,198
2.625%, 12/01/2021	1,000,000	1,046,724
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	528,698
General Electric Co.
2.700%, 10/09/2022	1,000,000	1,045,120
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,039,177
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,095,040
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	1,084,127
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,061,366

		8,486,165

Financial Services (0.60%)
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	523,650
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,572,688
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	537,502
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,108,244
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	306,631
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,050,242
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,043,398
3.625%, 05/13/2024	500,000	534,084
3.125%, 01/23/2025	1,000,000	1,028,302
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	816,403

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Visa Inc.
3.150%, 12/14/2025	$1,000,000	$1,066,469
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,037,447

		10,625,060

Health Care (2.46%)
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,034,570
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,044,372
AstraZeneca PLC
5.900%, 09/15/2017	750,000	786,315
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,074,027
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,016,058
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,022,666
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,021,467
AstraZeneca PLC
1.950%, 09/18/2019	500,000	508,198
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,054,598
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,024,251
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,117,524
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	1,026,067
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,515,135
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,032,681
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	2,082,394
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,050,798
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	3,160,743
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,139,772
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,666,458
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,095,967
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,649,764
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,095,678
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,056,746
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,079,121

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	$1,000,000	$1,026,190
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,030,951
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	1,027,828
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	1,064,974
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	2,120,318
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,072,352
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,068,291
Johnson & Johnson
2.450%, 03/01/2026	500,000	516,944
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,063,180
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	514,801
Pfizer Inc.
2.750%, 06/03/2026	1,000,000	1,040,034
Amgen Inc.
2.600%, 08/19/2026	1,000,000	993,749

		43,894,982

Machinery & Manufacturing (1.71%)
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,529,992
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,027,777
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,039,284
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,582,712
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,064,438
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,067,060
3M Co.
1.625%, 06/15/2019	2,000,000	2,029,416
Danaher Corp.
2.400%, 09/15/2020	500,000	516,577
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	521,161
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,200,088
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,040,148
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,045,982
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,074,758
Deere & Co.
2.600%, 06/08/2022	2,000,000	2,073,126

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Covidien International
3.200%, 06/15/2022	$2,000,000	$2,117,166
3M Co.
2.000%, 06/26/2022	1,500,000	1,528,864
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	1,028,176
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,023,178
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,082,137
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,080,910
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,620,369
3M Co.
3.000%, 08/07/2025	2,000,000	2,171,246
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,063,127

		30,527,692

Media & Broadcasting (0.47%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,044,333
1.850%, 05/30/2019	2,000,000	2,036,202
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,136,940
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	1,025,961
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,099,547
2.350%, 01/15/2027	1,000,000	991,150

		8,334,133

Mining & Metals (0.48%)
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	511,500
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	500,000	507,576
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,407,812
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	500,000	532,451
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,065,411
Alcoa Inc.
5.870%, 02/23/2022	756,000	818,370
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	1,000,000	1,028,945
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	546,208
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,059,860

		8,478,133

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (2.06%)
ConocoPhillips Canada
5.625%, 10/15/2016	$500,000	$502,654
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,022,631
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,505,802
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,040,913
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,061,490
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,013,714
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,016,635
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,274,785
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,243,996
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,013,297
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,085,484
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,048,241
Exxon Mobil Corp.
2.397%, 03/06/2022	1,000,000	1,031,008
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	2,006,264
Shell International Finance
2.375%, 08/21/2022	1,000,000	1,020,326
Chevron Corp.
2.355%, 12/05/2022	1,000,000	1,024,745
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,038,001
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,038,932
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,070,490
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	516,142
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,089,255
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,138,410
2.709%, 03/06/2025	1,000,000	1,045,259
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,065,566
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	531,609
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,080,285
Trans-Canada Pipelines
4.875%, 01/15/2026	1,000,000	1,157,377

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Exxon Mobil Corp.
3.043%, 03/01/2026	$1,000,000	$1,061,858
Shell International Finance
2.875%, 05/10/2026	1,000,000	1,029,285

		36,774,454

Retailers (1.58%)
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,005,584
Target Corp.
6.000%, 01/15/2018	500,000	532,918
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,069,409
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,061,157
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,023,093
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,021,660
Target Corp.
2.300%, 06/26/2019	1,000,000	1,031,060
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,248,766
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,159,304
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,043,533
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,030,649
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,063,938
Home Depot Inc.
2.625%, 06/01/2022	500,000	520,488
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,074,865
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	2,089,300
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,041,244
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,104,457
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	546,938
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,077,915
Target Corp.
3.500%, 07/01/2024	1,000,000	1,102,381
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,096,108
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,083,177
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,067,154
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	1,014,574

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Target Corp.
2.500%, 04/15/2026	$1,000,000	$1,026,696

		28,136,368

Telecom & Telecom Equipment (0.88%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,020,706
2.300%, 03/11/2019	1,000,000	1,020,511
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,102,412
3.450%, 03/15/2021	1,000,000	1,067,540
AT&T Inc.
3.000%, 02/15/2022	3,000,000	3,094,539
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	1,012,574
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	2,032,140
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	1,036,336
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,112,096
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,111,346
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	557,077
2.950%, 02/28/2026	500,000	533,990
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	988,304

		15,689,571

Transportation (0.77%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,061,432
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,022,582
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	529,342
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	2,089,638
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,586,516
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	1,042,126
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,093,842
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,106,351
Union Pacific Corp.
3.250%, 08/15/2025	500,000	540,084
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,083,120
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	1,036,618

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Norfolk Southern Corp.
2.900%, 06/15/2026	$500,000	$516,801

		13,708,452

Utilities & Energy (4.23%)
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,010,314
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,034,310
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	521,210
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,577,684
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,060,372
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,059,900
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	534,830
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,070,579
Consolidated Edison Co. of New York
5.850%, 04/01/2018	500,000	535,392
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,063,581
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	532,624
2.300%, 09/15/2018	1,000,000	1,021,130
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,540,107
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	1,011,097
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	527,826
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,191,948
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	531,162
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,028,091
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,094,090
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,046,799
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,047,287
Detroit Edison Co.
2.650%, 06/15/2022	500,000	517,794
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	998,359
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,045,441
Northern States Power Co.
2.150%, 08/15/2022	500,000	507,200
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	1,025,215

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Ameren Illinois Co.
2.700%, 09/01/2022	$1,000,000	$1,038,283
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	1,021,872
PECO Energy Co.
2.375%, 09/15/2022	500,000	509,892
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	1,021,364
Tampa Electric Co.
2.600%, 09/15/2022	500,000	513,543
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	507,882
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,021,618
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,036,638
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	1,033,112
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	2,038,292
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,080,418
Pacificorp
2.950%, 06/01/2023	1,000,000	1,046,814
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,063,706
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,080,499
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,066,307
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,111,355
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,201,190
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	535,806
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,083,309
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,093,507
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,088,796
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,199,138
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,085,122
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,072,067
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,081,520
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	1,036,954
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	531,778

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Company of Colorado
2.900%, 05/15/2025	$1,000,000	$1,052,540
Wisconsin Electric Power
3.100%, 06/01/2025	500,000	528,908
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	1,089,013
Southern California Gas Co.
3.200%, 06/15/2025	500,000	534,742
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,076,963
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,072,561
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	542,558
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,072,655
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,066,332
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,062,290
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,068,940
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,061,269
Brooklyn Union Gas Co. (b)
3.407%, 03/10/2026	1,000,000	1,062,893
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,064,641
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	1,012,074
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	1,027,830
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	1,023,534
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	1,007,942
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	1,016,458
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	503,330

		75,282,597

Total Corporate Bonds
(cost $391,076,777)		411,325,582

Foreign Government Bonds (0.26%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,548,288
Province of Quebec
2.500%, 04/20/2026	1,000,000	1,027,912
Province of Ontario
2.500%, 04/27/2026	1,000,000	1,036,171

Total Foreign Government Bonds
(cost $4,492,980)		4,612,371

	Principal amount	Value
Government Agency Securities (c) (2.10%)
Agency Commercial Mortgage-Backed Securities (1.83%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	$10,000,000	$10,529,290
2.839%, 10/25/2022	8,176,048	8,497,940
2.406%, 03/25/2023	1,000,000	1,033,264
2.673%, 03/25/2026	2,000,000	2,098,580
2.525%, 05/25/2026	2,000,000	2,073,436
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,334,824
2.488%, 05/25/2026	1,000,000	1,028,218

		32,595,552

Agency Notes & Bonds (0.27%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,041,825
1.750%, 10/15/2018	1,500,000	1,524,848
3.875%, 02/15/2021	2,000,000	2,218,468

		4,785,141

Total Government Agency Securities
(cost $36,033,649)		37,380,693

U.S. Treasury Obligations (11.00%)
U.S. Treasury Notes
4.625%, 02/15/2017	20,000,000	20,368,740
3.250%, 03/31/2017	5,000,000	5,077,745
3.500%, 02/15/2018	15,000,000	15,589,455
3.750%, 11/15/2018	10,000,000	10,638,280
3.125%, 05/15/2019	10,000,000	10,597,270
3.625%, 08/15/2019	10,000,000	10,784,380
3.375%, 11/15/2019	10,000,000	10,756,250
3.625%, 02/15/2020	10,000,000	10,882,030
3.500%, 05/15/2020	20,000,000	21,764,840
3.625%, 02/15/2021	10,000,000	11,061,720
2.000%, 02/28/2021	5,000,000	5,181,250
2.000%, 11/15/2021	25,000,000	25,946,300
2.500%, 08/15/2023	10,000,000	10,710,160
2.750%, 11/15/2023	10,000,000	10,898,440
2.000%, 02/15/2025	15,000,000	15,556,635

Total U.S. Treasury Obligations
(cost $185,413,014)		195,813,495

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Shares	Value
Short-term Investments (1.07%)
JPMorgan U.S. Government Money Market Fund Capital Shares	19,005,619	$19,005,619

Total Short-term Investments
(cost $19,005,619)		19,005,619

TOTAL INVESTMENTS (97.74%)
(cost $1,051,994,894)		1,739,927,309
CASH AND OTHER ASSETS, NET OF LIABILITIES (2.26%)		40,163,252

NET ASSETS (100.00%)		$1,780,090,561

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the value of these securities amounted to $14,536,568 or 0.82% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

ADR - American Depositary Receipt

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2016

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (97.44%)
U.S. Treasury Notes
1.000%, 10/31/2016	$10,000,000	$10,011,720
3.000%, 02/28/2017	10,000,000	10,123,450
2.375%, 07/31/2017	10,000,000	10,153,520
1.875%, 08/31/2017	10,000,000	10,116,020
1.875%, 09/30/2017	10,000,000	10,125,780
1.875%, 10/31/2017	10,000,000	10,132,810
2.250%, 11/30/2017	10,000,000	10,186,330
2.750%, 12/31/2017	12,500,000	12,828,125
2.625%, 01/31/2018	12,000,000	12,313,596
2.750%, 02/28/2018	10,000,000	10,294,530
2.875%, 03/31/2018	10,000,000	10,325,390
2.625%, 04/30/2018	10,000,000	10,304,300
2.375%, 05/31/2018	10,000,000	10,273,830
2.375%, 06/30/2018	10,000,000	10,285,940
2.250%, 07/31/2018	10,000,000	10,275,390
1.375%, 11/30/2018	10,000,000	10,119,140
1.375%, 12/31/2018	10,000,000	10,120,310
1.250%, 01/31/2019	10,000,000	10,092,970
1.375%, 02/28/2019	10,000,000	10,126,560
1.500%, 03/31/2019	10,000,000	10,161,720
1.125%, 05/31/2019	10,000,000	10,066,410
1.250%, 10/31/2019	15,000,000	15,136,530
1.375%, 01/31/2020	10,000,000	10,121,880
1.375%, 02/29/2020	5,000,000	5,060,155
1.375%, 03/31/2020	5,000,000	5,059,375
1.125%, 04/30/2020	5,000,000	5,015,235
1.500%, 05/31/2020	5,000,000	5,079,690
1.875%, 06/30/2020	10,000,000	10,300,000
1.625%, 07/31/2020	5,000,000	5,101,760
1.375%, 08/31/2020	5,000,000	5,051,760
2.125%, 01/31/2021	10,000,000	10,411,330
1.375%, 04/30/2021	10,000,000	10,086,720
2.000%, 05/31/2021	10,000,000	10,371,880
2.000%, 08/31/2021	5,000,000	5,188,475
2.000%, 10/31/2021	5,000,000	5,188,475
1.875%, 11/30/2021	10,000,000	10,315,620
1.500%, 01/31/2022	10,000,000	10,115,230
1.750%, 02/28/2022	10,000,000	10,243,360
1.750%, 03/31/2022	10,000,000	10,239,060
1.750%, 05/15/2022	10,000,000	10,243,750
1.625%, 08/15/2022	5,000,000	5,084,180

Total U.S. Treasury Obligations
(cost $378,225,102)		381,852,306

TOTAL INVESTMENTS (97.44%)
(cost $378,225,102)		381,852,306
CASH AND OTHER ASSETS, NET OF LIABILITIES (2.56%)		10,050,812

NET ASSETS (100.00%)		$391,903,118

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (95.84%)
Alabama (2.13%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,129,114
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,251,116
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	629,770
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	650,358
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	985,798
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	676,575
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	525,000	579,558
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2027	NR	2,015,000	2,229,477
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	708,520
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	310,000	342,135
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2028	NR	1,190,000	1,316,664
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	735,244
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,454,720
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,845,520

					15,534,569

Alaska (1.19%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,125,613
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	599,496
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	302,643
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,037,180
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	661,460
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,139,593
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.500%	07/01/2025	Aa2	1,190,000	1,353,125
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,459,955

					8,679,065

Arizona (5.08%)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	542,760
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A2	4,180,000	4,646,112
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa3	1,965,000	2,258,001
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	554,130
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	2,500,000	2,580,200
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,088,940
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	A+	1,000,000	1,032,080
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	624,133
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	608,050
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	546,401
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,207,960
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,107,670
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,179,980

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	$930,000	$1,015,048
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,384,290
Pima County, Arizona, General Obligation Bonds, Series 2009A (Economically Defeased to 07-01-2019 @ 100) (b)	4.000%	07/01/2023	AA-	1,500,000	1,630,905
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,287,063
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,955,618
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,584,750
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,107,370
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,333,692
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	670,856
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	634,636
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	883,445
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,268,060
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	481,504
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,268,399
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	Aa2	1,000,000	1,085,940
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	546,945

					37,114,938

Arkansas (3.35%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,470,801
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A (Prerefunded to 06-01-2017 @ 100) (b)	4.500%	06/01/2021	Aa3	1,320,000	1,356,656
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	108,772
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	684,652
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,712,560
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	365,244
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,559,904
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	1,025,000	1,052,490
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,045,480
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,467,550
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,628,295
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	455,071
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,074,410
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	547,375
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	971,312

					24,500,572

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (3.34%)
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007 (Prerefunded to 05-01-2018 @ 100) (b)	4.500%	05/01/2021	AA	$740,000	$787,264
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007 (Prerefunded to 05-01-2018 @ 100) (b)	4.625%	05/01/2022	AA	770,000	820,758
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,201,018
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,908,004
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007 (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	810,000	865,056
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,485,612
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007 (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2024	AA	845,000	902,435
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	4.000%	08/01/2024	Aa3	250,000	296,820
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	281,574
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	617,688
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	Aa1	1,115,000	1,264,343
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	Aa1	1,275,000	1,451,128
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.250%	08/01/2026	Aa1	1,555,000	1,690,658
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,334,405
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,112,270
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	2.000%	08/01/2027	Aa3	875,000	868,192
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	800,362
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,716,711
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,135,935
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,883,493

					24,423,726

Colorado (2.68%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	226,347
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,613,350
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,300,000	3,616,074
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2024	AA-	100,000	106,998
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2025	Aa2	1,500,000	1,615,215
Adams County School District No. 1, (Mapleton Public Schools), Adams County, Colorado, General Obligation Refunding Bonds, Series 2016	2.000%	12/01/2025	Aa3	375,000	384,484
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2025	AA-	210,000	224,858

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	$1,000,000	$1,176,820
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2026	Aa2	1,465,000	1,577,527
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.750%	12/01/2026	AA-	200,000	218,078
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B (c)	2.500%	12/15/2027	NR	3,000,000	3,115,590
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	537,638
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,121,280
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	5.000%	08/01/2032	Aa2	2,000,000	2,079,660

					19,613,919

Connecticut (3.61%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	538,130
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	573,788
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	132,612
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	545,055
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	1,919,893
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	632,448
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,564,314
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	1,550,000	1,597,616
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2023	AAA	620,000	624,303
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,074,940
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,058,470
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,858,266
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (d)	2.000%	07/01/2042	Aaa	13,000,000	13,291,980

					26,411,815

Florida (3.24%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,080,640
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,285
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,569,824
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,170,000	1,281,349
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	680,100
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,003,000
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,595,888
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	1,215,000	1,330,632
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,534,110
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	435,595
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	09/01/2023	Aa1	1,290,000	1,412,769
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	238,682
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,329,780

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	$2,485,000	$2,893,733
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa2	2,000,000	2,173,340
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	496,600
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,633,484
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	916,432

					23,716,243

Georgia (1.53%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	220,058
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	279,245
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,314,574
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2021	NR	625,000	704,025
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,167,160
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,934,630
Fayette County, Georgia, Water Revenue Bond, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.375%	10/01/2024	Aa2	750,000	831,855
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.625%	01/01/2028	AA	1,000,000	1,112,860
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2028	Aaa	1,000,000	1,106,320
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	2,300,000	2,546,146

					11,216,873

Hawaii (0.40%)
State of Hawaii Highway Revenue Bonds Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.750%	01/01/2027	Aa2	2,000,000	2,231,460
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	688,718

					2,920,178

Idaho (0.14%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.625%	08/01/2022	AA	1,000,000	1,036,460

Illinois (0.70%)
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,477,306
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,354,512
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,256,860

					5,088,678

Indiana (3.21%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	239,722
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	985,985
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,300,054
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	257,662
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	A1	2,075,000	2,337,840
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	549,565
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	210,019
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,164,823

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	$215,000	$245,831
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	240,492
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	A1	1,530,000	1,728,181
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,526,032
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem
Property Tax First Mortgage Bonds, Series 2016 (c)	2.000%	07/15/2026	A+	1,000,000	997,330
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,426,544
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016 (c)	2.000%	01/15/2027	A+	1,305,000	1,295,317
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,368,750
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	600,555
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,153,300
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	244,664
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	A+	3,000,000	3,712,590
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	846,982

					23,432,238

Iowa (4.25%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,256,152
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,419,282
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A (c)	2.000%	06/01/2025	Aa2	2,095,000	2,083,331
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	280,982
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,507,033
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.625%	07/01/2025	AA	1,775,000	1,901,398
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A (c)	2.000%	06/01/2026	Aa2	2,135,000	2,105,174
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	528,045
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,187,167
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,552,507
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.625%	07/01/2026	AA	1,750,000	1,874,618
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2027	Aa3	2,000,000	2,065,120
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A (c)	2.125%	06/01/2027	Aa2	2,180,000	2,158,265
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,698,470
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,226,018
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B (c)	2.000%	06/01/2027	Aa2	3,000,000	2,991,390
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.750%	07/01/2027	AA	1,950,000	2,093,247
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2019 @ 100) (b)	5.000%	06/01/2028	Aa2	1,000,000	1,114,870

					31,043,069

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (3.10%)
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2022	Aaa	$1,000,000	$1,037,980
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,090,762
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007 (Prerefunded to 11-01-2017 @ 100) (b)	4.500%	11/01/2022	Aa2	890,000	929,916
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2023	Aaa	1,615,000	1,676,338
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.625%	09/01/2024	Aaa	1,895,000	1,969,303
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2024	AA-	2,000,000	2,256,140
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.500%	09/01/2025	Aaa	1,115,000	1,194,299
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2026	Aaa	2,220,000	2,388,787
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A (c)	3.000%	09/01/2026	Aa2	2,740,000	2,953,282
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A (c)	3.000%	09/01/2027	Aa2	1,490,000	1,585,584
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,102,630
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,481,890

					22,666,911

Kentucky (1.47%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,278,442
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	A1	2,040,000	2,138,450
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.500%	11/01/2020	Aa1	1,565,000	1,574,734
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,926,423
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,576,950
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,005,840
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,251,692

					10,752,531

Louisiana (0.06%)
Caddo Parish, Louisiana, General Obligation Bonds Series 2007 (Prerefunded to 02-01-2017 @ 100) (b)	4.500%	02/01/2020	Aa1	405,000	411,541

Maine (0.52%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	104,319
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,666,391

					3,770,710

Maryland (1.14%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,268,826

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (Cont.)
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A (Prerefunded to 04-01-2018 @ 100) (b)	4.625%	04/01/2026	Aa1	$2,140,000	$2,272,594
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2027	Aa1	1,500,000	1,659,480
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,149,440

					8,350,340

Massachusetts (0.65%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aaa	2,000,000	2,338,800
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,394,660

					4,733,460

Michigan (4.07%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	526,980
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	475,860
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,086,440
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa3	425,000	495,975
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2022	Aa2	2,000,000	2,054,640
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	764,316
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	320,383
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa3	450,000	535,046
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,607,646
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	463,660
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	692,856
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,153,653
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	796,607
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa3	1,260,000	1,498,127
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,456,797
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa3	2,300,000	2,525,285
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,350,384
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,199,310
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	572,245

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	$1,005,000	$1,229,135
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	830,302
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	916,279
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	343,347
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	730,110
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A+	700,000	838,397
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A+	1,100,000	1,312,751

					29,776,531

Minnesota (1.96%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,268,597
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H (Partially Prerefunded) (b)	4.500%	11/01/2024	Aa1	1,000,000	1,111,320
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,938,518
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,090,600
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Aa3	3,860,000	4,229,402
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,719,903

					14,358,340

Mississippi (2.24%)
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	BBB	1,000,000	1,000,000
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	4.375%	08/01/2019	Aa2	475,000	491,250
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (b)	4.375%	08/01/2019	Aa2	525,000	542,960
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	4.500%	08/01/2020	Aa2	500,000	517,665
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B (Prerefunded to 08-01-2017 @ 100) (b)	4.500%	08/01/2020	Aa2	400,000	414,132
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa2	1,000,000	1,117,360
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,846,792
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2025	NR	2,290,000	2,454,926
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2026	NR	1,000,000	1,072,020
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,283,920
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,658,356

					16,399,381

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (2.87%)
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A (Prerefunded to 07-01-2017 @ 100) (b)	4.500%	01/01/2021	Aaa	$1,060,000	$1,094,450
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B (Prerefunded to 01-15-2017 @ 100) (b)	4.200%	01/15/2021	Aaa	530,000	536,874
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	499,183
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	640,000	654,605
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2023	NR	815,000	831,251
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,333,679
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	3,000,000	3,291,270
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	537,052
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	4.750%	03/01/2027	Aa1	5,750,000	6,066,422
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	459,260
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	5.000%	03/01/2028	AA	2,000,000	2,121,700
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	485,410
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	750,000	848,025
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,209,160

					20,968,341

Montana (0.08%)
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	570,743

Nebraska (2.20%)
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,575,845
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,469,658
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,855,979
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,307,290
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	A+	145,000	158,787
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	A+	180,000	212,337
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,286,958
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	A+	250,000	309,615
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	807,570
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	A+	260,000	320,278

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	$700,000	$875,147
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,229,175
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	701,448

					16,110,087

Nevada (0.47%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,466,032

New Hampshire (0.41%)
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,410,494
New Hampshire Municipal Bond Bank Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2023	Aa3	1,500,000	1,557,345

					2,967,839

New Jersey (2.54%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,410,000	1,459,519
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,965,987
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,697,912
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,230,305
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	340,471
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	830,910
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,882,618
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA+	685,000	749,671
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,287,666
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	852,518
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	657,846
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	540,911
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,671,682
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,132,090
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa1	1,140,000	1,275,808

					18,575,914

New Mexico (2.34%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,813,810
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,670,595
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,206,940
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,699,532
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,077,710
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,096,074

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	$1,235,000	$1,352,411
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	773,341
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	791,280
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	810,601
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	829,425

					17,121,719

New York (2.48%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,721,294
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009 (Economically Defeased to 04-15-2018 @ 100) (b)	3.000%	04/15/2020	AA	825,000	856,375
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2020	AA+	410,000	422,128
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	3,000,000	3,267,030
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,372,032
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2023	AA+	465,000	478,755
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,747,365
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	479,095
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,067,520
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,685,050
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	3,061,700

					18,158,344

North Carolina (1.40%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,056,180
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2022	Aa2	1,000,000	1,105,010
County of Pender, North Carolina, General Obligation School Bonds, Series 2007 (Prerefunded to 03-01-2017 @ 100) (b)	4.375%	03/01/2022	Aa2	545,000	555,132
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,127,930
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,079,070
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,555,000	1,613,437
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,116,500
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa1	1,210,000	1,364,348
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	891,590
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	333,142

					10,242,339

North Dakota (0.15%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,123,430

Ohio (3.22%)
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,595,595

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	$1,000,000	$1,233,830
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,235,868
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,460,299
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa2	660,000	721,222
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	553,418
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,671,827
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa2	865,000	940,514
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016 (c)	3.000%	12/01/2027	Aa2	1,000,000	1,080,400
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	216,307
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,418,612
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	1,000,000	1,220,070
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016 (c)	4.000%	12/01/2028	Aa2	1,565,000	1,817,638
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	276,725
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	971,672
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	200,000	244,906
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,616,485
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	411,581
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,823,175

					23,510,144

Oklahoma (1.28%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,233,948
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,743,025
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,174,300
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,227,690

					9,378,963

Oregon (1.95%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,119,960
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2023	Aa3	1,500,000	1,614,390

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	$400,000	$418,720
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,492,247
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	816,282
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	400,000	425,476
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	734,106
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	821,760
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,474,828
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	3,108,700
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,222,460

					14,248,929

Pennsylvania (1.79%)
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006 (Prerefunded to 11-15-2016 @ 100) (b)	4.375%	11/15/2021	Aaa	2,300,000	2,317,181
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa1	1,605,000	1,847,018
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa1	2,505,000	2,882,729
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,554,420
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,799,610
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,365,000	1,674,118

					13,075,076

Rhode Island (0.14%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2023	Aa2	1,000,000	1,037,580

South Carolina (2.03%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007 (Prerefunded to 07-01-2017 @ 100) (b)	5.000%	07/01/2022	A1	1,000,000	1,036,160
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,686,882
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,909,182
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,155,888
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,000,000	1,018,960
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	851,928
University of South Carolina, Higher Education Revenue Bonds, Series 2008A (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	06/01/2025	Aa2	1,130,000	1,209,439
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA-	355,000	380,035
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	404,858

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	$380,000	$412,870
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	520,000	578,604
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,575,519
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	589,292

					14,809,617

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	269,770

Tennessee (2.50%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,050,000	1,135,796
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	707,538
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,196,135
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	720,082
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA+	2,000,000	2,134,220
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,235,965
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	990,389
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,262,290
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A (Prerefunded to 05-15-2018 @ 100) (b)	4.750%	05/15/2025	AA+	1,000,000	1,068,680
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,000,000	2,038,340
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	802,720
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	828,652
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	855,554
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,297,979

					18,274,340

Texas (3.99%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,122,740
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2021	Aa2	490,000	499,217
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,106,040
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2022	Aa2	470,000	478,841
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 08-15-2017 @ 100) (b)	5.000%	08/15/2022	AA+	375,000	390,578
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 08-15-2017 @ 100) (b)	5.000%	08/15/2023	AA+	395,000	411,408
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,729,088
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,259,420
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aa1	1,165,000	1,227,700

28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	$1,620,000	$1,824,817
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,867,795
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	2.250%	08/01/2026	Aaa	2,285,000	2,353,984
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100) (b)	5.250%	11/15/2026	A1	3,000,000	3,282,540
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,867,633
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100) (b)	5.750%	02/01/2027	Aa3	1,000,000	1,071,240
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009 (Prerefunded to 02-15-2019 @ 100) (b)	5.000%	02/15/2027	AA	1,000,000	1,103,400
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,501,909
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008 (Prerefunded to 02-01-2017 @ 100) (b)	5.000%	02/01/2028	AA	1,000,000	1,017,960
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A (Prerefunded to 02-15-2018 @ 100) (b)	5.250%	02/15/2028	Aa1	1,000,000	1,065,300

					29,181,610

Utah (0.96%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	450,922
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	657,642
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	4.750%	06/01/2022	Aa2	2,375,000	2,448,886
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,381,842
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,108,629

					7,047,921

Virginia (2.17%)
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007 (Prerefunded to 11-01-2017 @ 100) (b)	4.250%	11/01/2020	Aaa	2,540,000	2,648,128
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,118,228
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,629,765
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	5.000%	06/01/2023	Aa3	1,235,000	1,275,212
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,201,856
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	371,983
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,245,820
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	746,343
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,361,999
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,244,140

					15,843,474

See accompanying notes to schedules of investments.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (5.85%)
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	$985,000	$1,021,455
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	A1	15,000	15,614
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	680,000	737,222
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	676,321
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	612,181
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2015A (Tax-Exempt)	5.000%	12/01/2023	A2	125,000	126,268
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2015A (Tax-Exempt) (Prerefunded to 12-01-2016 @ 100) (b)	5.000%	12/01/2023	A2	875,000	884,292
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,153,925
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	262,215
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 12-01-2019 @ 100) (b)	4.625%	12/01/2024	NR	3,765,000	4,220,264
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	Aa2	565,000	607,770
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008 (Prerefunded to 04-01-2019 @ 100) (b)	6.000%	04/01/2025	Aa2	1,325,000	1,502,418
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2025	AA+	1,000,000	1,071,200
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,415,513
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,192,800
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,332,500
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	Aa2	500,000	537,755
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,882,625
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	386,362
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	444,776
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,248,868
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,204,329
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	382,364
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,192,690
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,196,860
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,920,082
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	Aa2	985,000	1,177,105
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	6,266,850
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,507,001
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2031	Aa1	1,500,000	1,616,955

					42,796,580

West Virginia (1.59%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,970,936

30	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (Cont.)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	$3,200,000	$3,784,192
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,254,805
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	411,498
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	127,840
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,461,656
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	644,353

					11,655,280

Wisconsin (3.33%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	262,550
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 10-01-2016 @ 100) (b)	4.750%	10/01/2021	Aa3	545,000	546,635
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2017 @ 100) (b)	4.750%	04/01/2022	Aa2	1,000,000	1,023,900
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	185,327
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	913,488
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	299,994
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	342,429
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,131,060
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,143,270
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,734,096
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	389,341
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2027	AA	2,575,000	2,791,326
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	311,800
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	449,948
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,406,140
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100) (b)	6.000%	05/01/2029	Aa2	1,000,000	1,087,620
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A+	1,000,000	1,221,260
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A+	2,000,000	2,435,800
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A+	2,200,000	2,668,358

					24,344,342

Total Long-term Municipal Bonds
(cost $658,571,566)					700,730,502

See accompanying notes to schedules of investments.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Short-term Municipal Bonds (2.33%)
Kansas (0.69%)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Bonds, Series 2004C-1 (e)	0.570%	09/01/2021	Aa2	$5,000,000	$5,000,000

Michigan (0.25%)
Regents of the University of Michigan, General Revenue Bonds, Series 2012B (e)	0.560%	04/01/2042	Aaa	1,835,000	1,835,000

New York (1.05%)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2010 Series CC (e)	0.550%	06/15/2041	Aa1	5,000,000	5,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate, Fiscal 2016 Series AA (e)	0.580%	06/15/2048	Aa1	2,700,000	2,700,000

					7,700,000

Oklahoma (0.34%)
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Refunding Second Senior Revenue Bonds, Series 2006F (e)	0.580%	01/01/2028	Aa3	2,500,000	2,500,000

Total Short-term Municipal Bonds
(cost $17,035,000)					17,035,000

TOTAL INVESTMENTS (98.17%)
(cost $675,606,566)					717,765,502
CASH AND OTHER ASSETS, NET OF LIABILITIES (1.83%)					13,364,121

NET ASSETS (100.00%)					$731,129,623

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(e)	Variable Rate Demand Note. Rate shown is as of August 31, 2016.

NR - Not Rated

32	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2016. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2016, the Municipal Bond Fund had commitments of $22,120,860 (representing 3.03% of net assets) for when-issued securities.

33

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

34

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of August 31, 2016:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,267,187,838	$—	$—	$4,267,187,838
Balanced Fund
Common Stocks (a)	1,071,789,549	—	—	1,071,789,549
Corporate Bonds (a)	—	411,325,582	—	411,325,582
Foreign Government Bonds	—	4,612,371	—	4,612,371
Agency Commercial Mortgage-Backed Securities	—	32,595,552	—	32,595,552
Agency Notes & Bonds	—	4,785,141	—	4,785,141
U.S. Treasury Obligations	—	195,813,495	—	195,813,495
Short-term Investments	19,005,619	—	—	19,005,619
Interim Fund
U.S. Treasury Obligations	—	381,852,306	—	381,852,306
Municipal Bond Fund
Long-term Municipal Bonds	—	700,730,502	—	700,730,502
Short-term Municipal Bonds	17,035,000	—	—	17,035,000

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2015 or for the period ended August 31, 2016. There were no transfers of securities between Level 1 and Level 2 as of August 31, 2016 as compared to November 30, 2015.

4.	Income Taxes

As of August 31, 2016, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,575,898,385	$2,719,999,066	$(28,709,613)	$2,691,289,453
Balanced Fund	1,051,994,894	700,576,973	(12,644,558)	687,932,415
Interim Fund	378,225,102	3,728,041	(100,837)	3,627,204
Municipal Bond Fund	675,606,566	42,184,875	(25,939)	42,158,936

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

35

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	October 26, 2016

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	October 26, 2016